CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
NET INCOME	$ 634,100	$ 175,787	$ 1,121,438
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation expense and amortization of intangible assets	27,829	34,713	30,296
Amortization of right-of-use assets	199,709	0	0
Loss on disposal of fixed assets	0	0	31
Changes in operating assets and liabilities:
Accounts receivable	(1,021,727)	91,432	(168,454)
Security deposit	2,837	(3,963)	(14,721)
Prepaid expenses and other current assets	(8,582)	(356,117)	(67,186)
Interest receivable	0	16,745	(10,597)
Due from related parties	0	447,778	(193,439)
Insurance premiums payable	0	(198,717)	208,535
VAT and other taxes payable	204,532	(56,272)	214,424
Accrued liabilities and other payables	108,765	40,826	120,264
Due to related parties	(6,970)	36,841	133,955
Operating lease liabilities - related party	(25,834)	0	0
Operating lease liabilities	(162,828)	0	0
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(48,169)	229,053	1,374,546
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(3,457)	(12,012)	(9,618)
Purchase of intangible asset	0	(183,115)	0
Payments of notes receivable	(17,158,967)	0	0
Proceed received from repayments of notes receivable	17,158,967	232,133	0
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(3,457)	37,006	(9,618)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds received from borrowings	0	0	707,907
Repayments made for borrowings	0	(369,483)	(320,169)
Proceeds received from related parties' borrowings	1,987,256	0	33,632
Repayments made for related parties' borrowings	(2,099,420)	(8,400)	(24,817)
Payments of offering costs	(371,081)	(493,899)	0
Capital contribution from shareholders	5,000	464	6,090,041
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	(478,245)	(871,318)	6,486,594
EFFECT OF EXCHANGE RATE ON CASH, CASH EQUIVALENTS AND RESTRICTED CASH	486,780	(55,593)	(471,032)
NET (DECREASE) INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(43,091)	(660,852)	7,380,490
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - beginning of year	6,966,586	7,627,438	246,948
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - end of year	6,923,495	6,966,586	7,627,438
Cash paid for:
Interest	0	33,675	6,944
Income taxes	0	283,267	165,783
NON-CASH INVESTING AND FINANCING ACTIVITIES
Proceeds due from the non-controlling interest owners of Hengbang	0	0	487
Payments made by related parties on the Company's behalf	141,449	0	0
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents at beginning of year	6,243,029	6,712,880	96,096
Restricted cash at beginning of year	723,557	914,558	150,852
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - beginning of year	6,966,586	7,627,438	246,948
Cash and cash equivalents at end of year	6,137,689	6,243,029	6,712,880
Restricted cash at end of year	785,806	723,557	914,558
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - end of year	$ 6,923,495	$ 6,966,586	$ 7,627,438